Loss Before Income Tax - Summary of Finance costs (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit Loss [Abstract]
Interest on government loans	$ 431,052	$ 443,216	$ 431,143
Interest on other long term borrowing	3,224,369	1,191,381	342,540
Interest on loans from shareholders		154,773	327,324
Interest on loans from related parties		50,074	105,899
Interest on lease liabilities	12,544	21,510	40,425
Others	7,724
Finance costs	$ 3,675,689	$ 1,860,954	$ 1,247,331